Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	€ 676	€ (199)	€ (540)
Other comprehensive income	573	421	(870)
Total comprehensive income	1,248	222	€ (1,410)
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	74	73
Other comprehensive income	4	9
Total comprehensive income	78	82
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	38	37
Other comprehensive income	2	4
Total comprehensive income	40	42
AIFMC [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	202	140
Other comprehensive income	0	0
Total comprehensive income	202	140
AIFMC [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	99	69
Other comprehensive income	0	0
Total comprehensive income	99	69
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	192	170
Other comprehensive income	(134)	32
Total comprehensive income	58	203
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	101	90
Other comprehensive income	(67)	17
Total comprehensive income	€ 35	€ 107